DEAN WITTER GLOBAL ASSET ALLOCATION FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                          YORK 10048
LETTER TO THE SHAREHOLDERS JULY 31, 1997

DEAR SHAREHOLDER:

During the first six months of fiscal 1997, global stocks and bonds in general continued to appreciate in value while cash equivalents lagged. The continuation of a multiyear period of gradual global economic growth, low inflation, corporate profitability and vigilant central bank policies around the world provided markets with a positive backdrop for strong returns. Equity markets, led by those in the United States, rallied sharply. A modest recovery in Japan also contributed to a favorable worldwide investment environment. Although the Japanese markets were volatile, they staged a rally in June as fears of higher interest rates faded and sentiment for a self-sustaining economic recovery rebounded. Elsewhere in Asia, the Hong Kong markets rallied on the heels of the takeover by China on July 1. However, other Asian markets proved disappointing, as slowing economic growth and currency concerns cooled investors' fervor in Thailand, Malaysia and other Pacific Rim countries. In Latin America, a strong recovery in Mexico and other countries made this region a top global performer.

PERFORMANCE AND PORTFOLIO

As of July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Fund shares held prior to July 28 were designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

Dean Witter Global Asset Allocation Fund's Class B shares posted a total return of 11.74 percent for the six-month period ended July 31, 1997, versus 18.43 percent for the Morgan Stanley Capital International World Index and 11.38 percent for the Lipper Global Flexible Portfolio Funds Index. Since inception (February 28, 1995), the Fund has provided a total return of 44.77 percent (16.52 percent annualized) versus 52.37 percent (19.04 percent annualized) for the Lipper Global Flexible Portfolio Funds Index.

The Fund's recent underperformance versus its peer group benchmark can be attributed to the Fund's regional allocations. For example, our being overweighted in Japan and underweighted in the United States negatively affected returns, since the performance disparity between

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

these two markets was quite wide. Also, our conservative asset allocation (70 percent equities, 17 percent fixed income and 13 percent money markets) somewhat limited the Fund's return. However, our cash and bond cushion served to lower the Fund's overall volatility.

Both the equity and fixed-income portions of the portfolio are extensively diversified throughout global markets. The equity portfolio's allocation features holdings in Europe (30 percent of total equity assets), Japan (25 percent), the United States (24 percent), the Pacific Rim (15 percent), Latin America (5 percent) and other countries (1 percent).

The bond portfolio is invested in both United States (58 percent of fixed-income assets) and European debt instruments (42 percent) and is comprised of both government and corporate bonds. U.S. Treasury and corporate issues now represent over half of our total fixed-income investments, with the balance being held in German, Danish, British and Italian government bonds.

LOOKING AHEAD

We view the outlook for long-dated financial assets positively for the balance of 1997. However, the valuation levels for both the U.S. and European equity markets, which led to our taking a more cautious stance in the second quarter of 1997, indicate that potential total returns versus bonds and cash may not be as great as they have been thus far in the 1990s. At this juncture, our cash holdings may restrict the Fund's short-term relative performance, but we feel that this caution is warranted, due to extreme valuation levels in a number of global markets. We continue to view Japan and the Pacific Rim as long-term turnaround situations and thus intend to maintain our overweighted positions in these regions.

We appreciate your continued support and interest in Dean Witter Global Asset Allocation Fund and look forward to serving your investment needs in the future.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Dean Witter Global Asset Allocation Fund was held for the purpose of voting on five separate matters, the results of which are as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

                                  NO. OF
VOTE                              SHARES
------------------------------  ----------
For...........................   2,780,740
Against.......................      25,175
Abstain.......................     252,801

2) APPROVAL OF NEW SUB-ADVISORY AGREEMENTS BETWEEN (A) INTERCAPITAL AND MORGAN GRENFELL INVESTMENT SERVICES LIMITED AND (B) INTERCAPITAL AND TCW FUNDS MANAGEMENT, INC.:

                                  NO. OF
VOTE                              SHARES
------------------------------  ----------
SUB-ADVISORY AGREEMENT (A)
For...........................   2,587,783
Against.......................      95,592
Abstain.......................     375,341
SUB-ADVISORY AGREEMENT (B)
For...........................   2,591,143
Against.......................      96,535
Abstain.......................     371,038

3) ELECTION OF TRUSTEES:

Michael Bozic
For...........................   2,884,513
Withheld......................     174,203
Charles A. Fiumefreddo
For...........................   2,883,885
Withheld......................     174,831
Edwin J. Garn
For...........................   2,884,904
Withheld......................     173,812
John R. Haire
For...........................   2,886,632
Withheld......................     172,084
Wayne E. Hedien
For...........................   2,879,462
Withheld......................     179,254
Dr. Manuel H. Johnson
For...........................   2,884,619
Withheld......................     174,097

Michael E. Nugent
For...........................   2,887,722
Withheld......................     170,994
Philip J. Purcell
For...........................   2,886,602
Withheld......................     172,114
John L. Schroeder
For...........................   2,878,947
Withheld......................     179,769

4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

                                  NO. OF
VOTE                              SHARES
------------------------------  ----------
For...........................   2,608,607
Against.......................     148,340
Abstain.......................     301,769

5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

                                  NO. OF
VOTE                              SHARES
------------------------------  ----------
For...........................   2,780,740
Against.......................      25,175
Abstain.......................     252,801

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS, BONDS AND WARRANTS (84.6%)
                  ARGENTINA (0.4%)
                  BANKING
          1,880   Banco de Galicia y Buenos Aires S.A. de C.V. (ADR)...............................  $    58,985
            840   Banco Frances del Rio de la Plata S.A. (ADR).....................................       29,820
                                                                                                     -----------
                                                                                                          88,805
                                                                                                     -----------
                  ENERGY
          2,700   Yacimentos Petroliferos Fiscales S.A. (ADR)......................................       87,413
                                                                                                     -----------
                  MULTI-INDUSTRY
         11,791   Perez Companc S.A. (Class B).....................................................       96,940
                                                                                                     -----------

                  TOTAL ARGENTINA..................................................................      273,158
                                                                                                     -----------

                  BRAZIL (1.3%)
                  ENERGY
        944,000   Petroleo Brasileiro S.A. (Pref.).................................................      286,800
                                                                                                     -----------
                  METALS & MINING
          2,840   Companhia Vale do Rio Doce S.A. (Pref.) (ADR)....................................       74,550
                                                                                                     -----------
                  TELECOMMUNICATIONS
          2,380   Telecomunicacoes Brasileiras S.A. (ADR)..........................................      353,132
         56,000   Telecomunicacoes de Sao Paulo S.A. (Pref.).......................................       19,134
         10,234   Telecomunicacoes de Sao Paulo S.A. (Pref.) (RCP)*................................        3,412
                                                                                                     -----------
                                                                                                         375,678
                                                                                                     -----------
                  UTILITIES - ELECTRIC
          2,260   Companhia Energetica de Minas Gerais S.A. (ADR)..................................      127,125
        260,000   Companhia Energetica de Minas Gerais S.A. (Pref.)................................       14,646
                                                                                                     -----------
                                                                                                         141,771
                                                                                                     -----------

                  TOTAL BRAZIL.....................................................................      878,799
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  CHILE (0.3%)
                  BEVERAGES - SOFT DRINKS
          1,420   Embotelladora Andina S.A. (Series A) (ADR).......................................  $    30,175
                                                                                                     -----------
                  INVESTMENT COMPANIES
         21,000   The Five Arrows Chile Investment Trust Ltd.......................................       70,035
                                                                                                     -----------
                  TELECOMMUNICATIONS
          3,125   Compania de Telecomunicaciones de Chile S.A. (ADR)...............................      102,930
                                                                                                     -----------

                  TOTAL CHILE......................................................................      203,140
                                                                                                     -----------

                  COLOMBIA (0.1%)
                  BANKING
          3,500   Banco Industrial Colombiano S.A. (ADR)...........................................       59,500
                                                                                                     -----------

                  DENMARK (2.3%)
                  GOVERNMENT OBLIGATIONS
     DKK  2,600 K Kingdom of Denmark 7.00% due 12/15/04............................................      403,150
     DKK  2,450 K Kingdom of Denmark 8.00% due 05/15/03............................................      398,149
     DKK  1,500 K Kingdom of Denmark 8.00% due 03/15/06............................................      245,242
     DKK  1,750 K Kingdom of Denmark 9.00% due 11/15/00............................................      283,018
                                                                                                     -----------
                                                                                                       1,329,559
                                                                                                     -----------
                  PHARMACEUTICALS
          1,880   Novo-Nordisk AS (Series B).......................................................      198,078
                                                                                                     -----------

                  TOTAL DENMARK....................................................................    1,527,637
                                                                                                     -----------

                  FINLAND (0.3%)
                  MACHINERY
            223   Rauma Group......................................................................        4,914
                                                                                                     -----------
                  PAPER PRODUCTS
          8,000   UPM-Kymmene Corp.................................................................      194,524
                                                                                                     -----------

                  TOTAL FINLAND....................................................................      199,438
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  FRANCE (3.2%)
                  BANKS - MONEY CENTER
             43   Banque Nationale de Paris........................................................  $     2,047
                                                                                                     -----------
                  ELECTRONICS - SEMICONDUCTORS
          1,960   SGS-Thomson Microelectronics N.V.*...............................................      177,420
                                                                                                     -----------
                  ENERGY
          1,690   Elf Aquitaine S.A................................................................      192,792
                                                                                                     -----------
                  FINANCIAL SERVICES
          1,365   Cetelem..........................................................................      159,241
                                                                                                     -----------
                  FOODS & BEVERAGES
          3,800   SEITA............................................................................      115,272
                                                                                                     -----------
                  GOVERNMENT OBLIGATIONS
     FRF    298 K France (Republic of) 7.50% due 04/25/05..........................................      359,364
                                                                                                     -----------
                  HOUSEHOLD PRODUCTS
          2,060   Societe BIC S.A..................................................................      169,852
                                                                                                     -----------
                  INSURANCE
          2,700   AXA-UAP..........................................................................      176,486
                                                                                                     -----------
                  OIL & GAS
          1,650   Total S.A. (B Shares)............................................................      165,599
                                                                                                     -----------
                  RETAIL
            218   Carrefour Supermarche............................................................      147,209
                                                                                                     -----------
                  STEEL & IRON
          9,500   Usinor Sacilor...................................................................      189,310
                                                                                                     -----------
                  TELECOMMUNICATION EQUIPMENT
          1,400   Alcatel Alsthom..................................................................      182,751
                                                                                                     -----------
                  TIRE & RUBBER GOODS
          1,961   Michelin (B Shares)..............................................................      122,043
                                                                                                     -----------

                  TOTAL FRANCE.....................................................................    2,159,386
                                                                                                     -----------
                  GERMANY (2.7%)
                  AUTOMOTIVE
            280   Bayerische Motoren Werke (BMW) AG................................................      228,143
            410   Volkswagen AG....................................................................      313,549
                                                                                                     -----------
                                                                                                         541,692
                                                                                                     -----------
                  CHEMICALS
          4,638   BASF AG..........................................................................      178,229
          1,050   SGL Carbon AG....................................................................      139,638
                                                                                                     -----------
                                                                                                         317,867
                                                                                                     -----------
                  CHEMICALS - DIVERSIFIED
          2,950   Hoechst AG.......................................................................      138,555
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  GOVERNMENT OBLIGATIONS
      DEM   590 K German Unity Fund 8.00% due 01/12/02.............................................  $   364,430
      DEM   470 K Germany (Federal Republic) 7.25% due 10/21/02....................................      284,505
                                                                                                     -----------
                                                                                                         648,935
                                                                                                     -----------
                  UTILITIES - ELECTRIC
          2,650   VEBA AG..........................................................................      154,085
                                                                                                     -----------

                  TOTAL GERMANY....................................................................    1,801,134
                                                                                                     -----------

                  HONG KONG (6.6%)
                  BANKING
         16,000   Dao Heng Bank Group Ltd..........................................................       97,558
         36,400   Hang Seng Bank Ltd...............................................................      531,353
                                                                                                     -----------
                                                                                                         628,911
                                                                                                     -----------
                  CONGLOMERATES
        110,000   Hutchison Whampoa, Ltd...........................................................    1,072,859
                                                                                                     -----------
                  ELECTRIC
         37,000   China Light & Power Co., Ltd.....................................................      212,221
                                                                                                     -----------
                  MANUFACTURING
         43,000   Shanghai Industrial Holdings Ltd.................................................      299,961
                                                                                                     -----------
                  REAL ESTATE
         87,000   Cheung Kong (Holdings) Ltd.......................................................      966,542
         97,000   Hong Kong Land Holdings Ltd......................................................      241,530
         61,000   New World Development Co., Ltd...................................................      439,317
         60,000   Wharf (Holdings) Ltd.............................................................      252,680
                                                                                                     -----------
                                                                                                       1,900,069
                                                                                                     -----------
                  TELECOMMUNICATIONS
        119,200   Hong Kong Telecommunications Ltd.................................................      310,280
                                                                                                     -----------

                  TOTAL HONG KONG..................................................................    4,424,301
                                                                                                     -----------

                  ITALY (2.7%)
                  ENERGY
         22,200   Ente Nazionale Idrocarburi SpA...................................................      129,787
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  GOVERNMENT OBLIGATIONS
    ITL 560,000 K Italy (Republic of) 6.25% due 03/01/02...........................................  $   316,369
    ITL 230,000 K Italy (Republic of) 7.75% due 11/01/06...........................................      139,774
    ITL 525,000 K Italy (Republic of) 10.00% due 08/01/03..........................................      343,960
    ITL 120,000 K Italy (Republic of) 10.50% due 04/01/00..........................................       73,862
    ITL 420,000 K Italy (Republic of) 10.50% due 11/01/00..........................................      263,225
                                                                                                     -----------
                                                                                                       1,137,190
                                                                                                     -----------
                  HOUSEHOLD FURNISHINGS & APPLIANCES
          6,400   Industrie Natuzzi SpA (ADR)......................................................      176,400
                                                                                                     -----------
                  TELECOMMUNICATIONS
         60,000   Telecom Italia Mobile SpA........................................................      202,403
         26,250   Telecom Italia SpA...............................................................      166,857
                                                                                                     -----------
                                                                                                         369,260
                                                                                                     -----------

                  TOTAL ITALY......................................................................    1,812,637
                                                                                                     -----------

                  JAPAN (17.2%)
                  AUTOMOTIVE
         28,000   Suzuki Motor Co. Ltd.............................................................      340,138
                                                                                                     -----------
                  BANKING
         20,000   Bank of Tokyo-Mitsubishi Ltd.....................................................      371,183
         16,000   Mitsubishi Trust & Banking.......................................................      233,508
                                                                                                     -----------
                                                                                                         604,691
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
         15,000   Nishimatsu Construction Co.......................................................       85,288
         14,000   Sekisui House Ltd................................................................      133,457
                                                                                                     -----------
                                                                                                         218,745
                                                                                                     -----------
                  BUSINESS SERVICES
         26,000   Ricoh Co., Ltd...................................................................      401,383
                                                                                                     -----------
                  CHEMICALS
         55,000   Asahi Chemical Industrial Co. Ltd................................................      299,266
         53,000   Nippon Zeon Co. Ltd..............................................................      263,793
         21,000   Shin-Etsu Chemical Co............................................................      598,785
                                                                                                     -----------
                                                                                                       1,161,844
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRICAL EQUIPMENT
         17,000   Sumitomo Electric Industries.....................................................  $   282,521
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         23,000   Canon, Inc.......................................................................      733,423
         32,000   Hitachi, Ltd.....................................................................      361,734
          4,000   Kyocera Corp.....................................................................      344,188
         21,000   Matsushita Electric Industrial Co., Ltd..........................................      437,574
         20,000   NGK Insulators, Ltd..............................................................      215,961
          5,000   Sony Corp........................................................................      497,722
                                                                                                     -----------
                                                                                                       2,590,602
                                                                                                     -----------
                  ENGINEERING & CONSTRUCTION
         26,000   Kajima Corp......................................................................      134,452
                                                                                                     -----------
                  FINANCIAL SERVICES
          3,000   Japan Associated Finance.........................................................      180,192
         11,000   Nomura Securities Co. Ltd........................................................      155,897
                                                                                                     -----------
                                                                                                         336,089
                                                                                                     -----------
                  INSURANCE
         18,000   Tokio Marine & Fire Insurance Co.................................................      229,290
                                                                                                     -----------
                  INTERNATIONAL TRADE
         32,000   Mitsubishi Corp..................................................................      342,838
                                                                                                     -----------
                  MACHINERY
         19,000   Daifuku Co. Ltd..................................................................      250,042
         64,000   Kawasaki Heavy Industries*.......................................................      261,853
          3,100   Keyence Corp.....................................................................      502,109
         26,000   Minebea Co., Ltd.................................................................      309,263
         47,000   NSK Ltd..........................................................................      286,663
                                                                                                     -----------
                                                                                                       1,609,930
                                                                                                     -----------
                  MANUFACTURING
          4,900   Sony Music Entertainment Inc.....................................................      227,349
                                                                                                     -----------
                  METALS & MINING
         57,000   Mitsubishi Materials Corp........................................................      197,149
                                                                                                     -----------
                  PHARMACEUTICALS
         11,000   Yamanouchi Pharmaceutical Co.....................................................      296,946
                                                                                                     -----------
                  REAL ESTATE
         17,000   Mitsubishi Estate Co. Ltd........................................................      242,365
         14,000   Mitsui Fudosan Co................................................................      179,517
                                                                                                     -----------
                                                                                                         421,882
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL
          8,000   Ito-Yokado Co. Ltd...............................................................  $   455,542
                                                                                                     -----------
                  STEEL & IRON
        142,000   NKK Corp.........................................................................      258,748
         29,000   Yamato Kogyo Co., Ltd............................................................      264,215
                                                                                                     -----------
                                                                                                         522,963
                                                                                                     -----------
                  TELECOMMUNICATIONS
             54   DDI Corp.........................................................................      370,812
            400   Nippon Telegraph & Telephone Corp................................................      404,927
                                                                                                     -----------
                                                                                                         775,739
                                                                                                     -----------
                  TEXTILES
         45,000   Teijin Ltd.......................................................................      193,605
                                                                                                     -----------
                  TEXTILES - APPAREL
         17,000   Tokyo Style......................................................................      212,249
                                                                                                     -----------
                  TOTAL JAPAN......................................................................   11,555,947
                                                                                                     -----------

                  MALAYSIA (1.8%)
                  BANKING
         39,000   Malayan Banking Berhad...........................................................      370,300
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
          6,000   Gamuda Berhad (Warrants due 12/29/01)............................................        5,469
         40,000   Road Builder (M) Holdings Berhad.................................................      167,110
         57,000   United Engineers (Malaysia) Berhad Ltd...........................................      398,329
                                                                                                     -----------
                                                                                                         570,908
                                                                                                     -----------
                  UTILITIES - ELECTRIC
         75,000   Tenaga Nasional Berhad...........................................................      301,937
                                                                                                     -----------
                  TOTAL MALAYSIA...................................................................    1,243,145
                                                                                                     -----------
                  MEXICO (1.3%)
                  BANKING
          8,750   Grupo Financiero Inbursa S.A. de C.V. (B Shares).................................       42,866
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
          4,000   Apasco S.A. de C.V...............................................................       30,698
          2,300   Empresa ICA Sociedad Controladora S.A. de C.V. (ADR).............................       43,125
                                                                                                     -----------
                                                                                                          73,823
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BUILDING MATERIALS
         20,300   Cemex S.A. de C.V. (B Shares)....................................................  $   116,846
                                                                                                     -----------
                  CONGLOMERATES
         15,900   Grupo Carso S.A. de C.V. (Series A1).............................................      129,144
          9,443   Grupo Industria Alfa S.A. de C.V. (A Shares).....................................       77,303
                                                                                                     -----------
                                                                                                         206,447
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         11,300   Fomento Economico Mexicano S.A. de C.V. (B Shares)...............................       91,782
          2,730   Panamerican Beverages, Inc. (Class A) (ADR)......................................       91,455
                                                                                                     -----------
                                                                                                         183,237
                                                                                                     -----------
                  MEDIA GROUP
          1,000   Grupo Televisa S.A. (GDR)........................................................       30,687
                                                                                                     -----------
                  PAPER & FOREST PRODUCTS
         15,600   Kimberly-Clark de Mexico S.A. de C.V. (A Shares).................................       73,830
                                                                                                     -----------
                  TELECOMMUNICATIONS
          2,700   Telefonos de Mexico S.A. de C.V. (Series L) (ADR)................................      149,850
                                                                                                     -----------

                  TOTAL MEXICO.....................................................................      877,586
                                                                                                     -----------

                  NETHERLANDS (2.3%)
                  CHEMICALS
            780   Akzo Nobel.......................................................................      120,840
                                                                                                     -----------
                  ELECTRICAL EQUIPMENT
          2,160   Philips Electronics N.V..........................................................      175,245
                                                                                                     -----------
                  INSURANCE
          2,506   Aegon NV.........................................................................      190,247
          4,720   ING Groep NV.....................................................................      229,766
                                                                                                     -----------
                                                                                                         420,013
                                                                                                     -----------
                  PUBLISHING
          9,000   Ver Ned Uitgev Ver Bezit NV......................................................      214,275
          1,212   Wolters Kluwer NV................................................................      159,672
                                                                                                     -----------
                                                                                                         373,947
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  RECORD & TAPE DISTRIBUTION
          3,100   PolyGram NV......................................................................  $   165,577
                                                                                                     -----------
                  RETAIL
          2,200   Gucci Group NV...................................................................      138,011
          6,255   Koninklijke Ahold NV.............................................................      180,941
                                                                                                     -----------
                                                                                                         318,952
                                                                                                     -----------
                  TOTAL NETHERLANDS................................................................    1,574,574
                                                                                                     -----------
                  PERU (0.1%)
                  BREWERY
         45,168   Union de Cervecerias Peruanas Backus & Johnston S.A. (T Shares)..................       38,676
                                                                                                     -----------
                  METALS & MINING
          3,600   Companhia de Minas Buenaventura S.A. (A Shares)..................................       29,468
                                                                                                     -----------
                  TELECOMMUNICATIONS
          1,300   Telefonica del Peru S.A. (B Shares) (ADR)........................................       32,094
                                                                                                     -----------
                  TOTAL PERU.......................................................................      100,238
                                                                                                     -----------

                  SINGAPORE (1.8%)
                  AIRLINES
         19,000   Singapore Airlines Ltd...........................................................      178,222
                                                                                                     -----------
                  BANKING
         44,800   Overseas-Chinese Banking Corp. Ltd...............................................      450,680
                                                                                                     -----------
                  REAL ESTATE
         31,000   City Developments Ltd............................................................      263,390
         73,000   DBS Land Ltd.....................................................................      227,257
         27,000   Parkway Holdings Ltd.............................................................      123,878
                                                                                                     -----------
                                                                                                         614,525
                                                                                                     -----------

                  TOTAL SINGAPORE..................................................................    1,243,427
                                                                                                     -----------

                  SPAIN (1.5%)
                  BANKS
          6,750   Banco Bilbao Vizcaya.............................................................      176,168
          1,020   Banco Popular Espanol S.A........................................................      225,966
                                                                                                     -----------
                                                                                                         402,134
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRIC
          7,600   Empresa Nacional de Electricidad, S.A. (Endesa)..................................  $   156,530
                                                                                                     -----------
                  FINANCIAL SERVICES
          1,100   Corporacion Financiera Alba......................................................      126,871
                                                                                                     -----------
                  GOVERNMENT OBLIGATIONS
    ESP  30,000 K Spain (Government of) 7.90% due 02/28/02.........................................      212,647
                                                                                                     -----------
                  TELECOMMUNICATIONS
          3,400   Telefonica de Espana S.A.........................................................       91,144
                                                                                                     -----------

                  TOTAL SPAIN......................................................................      989,326
                                                                                                     -----------

                  SWEDEN (2.0%)
                  AUTO TRUCKS & PARTS
          4,500   Scania AB (A Shares).............................................................      128,941
                                                                                                     -----------
                  BUSINESS SERVICES
          7,440   Assa Abloy AB (Series B).........................................................      162,913
          5,940   Securitas AB (Series "B" Free)...................................................      172,432
                                                                                                     -----------
                                                                                                         335,345
                                                                                                     -----------
                  ELECTRICAL EQUIPMENT
          4,950   Ericsson (L.M.) Telephone Co. AB (Series "B" Free)...............................      222,663
                                                                                                     -----------
                  GOVERNMENT OBLIGATIONS
    SEK   1,800 K Sweden (Government of) 6.00% due 02/09/05........................................      223,153
                                                                                                     -----------
                  MULTI-LINE INSURANCE
          2,750   Skandia Forsakrings AB...........................................................      111,487
                                                                                                     -----------
                  PAPER PRODUCTS
          9,225   Stora Kopparbergs Bergslags Aktiebolag (A Shares)................................      151,211
                                                                                                     -----------
                  PHARMACEUTICALS
          8,533   Astra AB (B Shares)..............................................................      143,071
                                                                                                     -----------

                  TOTAL SWEDEN.....................................................................    1,315,871
                                                                                                     -----------

                  SWITZERLAND (1.3%)
                  CHEMICALS
            180   Novartis AG......................................................................      289,120
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  CONGLOMERATES
            120   ABB AG - Bearer..................................................................  $   170,668
                                                                                                     -----------
                  FOODS & BEVERAGES
            100   Nestle SA........................................................................      127,002
                                                                                                     -----------
                  PHARMACEUTICALS
             30   Roche Holdings AG................................................................      290,371
                                                                                                     -----------
                  TOTAL SWITZERLAND................................................................      877,161
                                                                                                     -----------
                  UNITED KINGDOM (8.2%)
                  AEROSPACE
         36,091   Rolls-Royce PLC..................................................................      138,461
                                                                                                     -----------
                  AUTO PARTS
         38,580   BBA Group PLC....................................................................      214,424
                                                                                                     -----------
                  BANKING
          8,712   HSBC Holdings PLC................................................................      314,947
         22,401   National Westminster Bank PLC....................................................      318,051
                                                                                                     -----------
                                                                                                         632,998
                                                                                                     -----------
                  BUILDING MATERIALS
         32,357   Blue Circle Industries PLC.......................................................      219,624
         33,602   Redland PLC......................................................................      156,181
                                                                                                     -----------
                                                                                                         375,805
                                                                                                     -----------
                  CHEMICALS
          5,185   Courtaulds PLC...................................................................       26,608
                                                                                                     -----------
                  ELECTRICAL EQUIPMENT
         18,909   BICC Group (The) PLC.............................................................       52,082
         38,580   General Electric Co. PLC.........................................................      222,647
                                                                                                     -----------
                                                                                                         274,729
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         13,067   Bass PLC.........................................................................      178,671
                                                                                                     -----------
                  GOVERNMENT OBLIGATIONS
         L  186 K United Kingdom Treasury Gilt 7.75% due
                    09/08/06.......................................................................      319,756
         L   42 K United Kingdom Treasury Gilt 9.50% due
                    04/18/05.......................................................................       79,558
         L   80 K United Kingdom Treasury Gilt 10.00% due 09/08/03.................................      150,369
                                                                                                     -----------
                                                                                                         549,683
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INSURANCE
         23,646   Prudential Corp. PLC.............................................................  $   226,403
         32,113   Royal & Sun Alliance Insurance Group PLC.........................................      263,773
                                                                                                     -----------
                                                                                                         490,176
                                                                                                     -----------
                  LEISURE
          9,956   Granada Group PLC................................................................      137,112
         22,401   Rank Group PLC...................................................................      126,706
                                                                                                     -----------
                                                                                                         263,818
                                                                                                     -----------
                  MULTI-INDUSTRY
         44,803   Tomkins PLC......................................................................      226,240
                                                                                                     -----------
                  NATURAL GAS
         14,531   BG PLC...........................................................................       59,321
                                                                                                     -----------
                  OIL - INTERNATIONAL - INTEGRATED
         66,457   Shell Transport & Trading Co. PLC................................................      491,393
                                                                                                     -----------
                  PAPER
         18,000   De La Rue PLC....................................................................      108,896
                                                                                                     -----------
                  PHARMACEUTICALS
         23,024   Glaxo Wellcome PLC...............................................................      487,325
                                                                                                     -----------
                  PUBLISHING
         12,445   EMAP PLC.........................................................................      157,108
                                                                                                     -----------
                  RETAIL
         11,201   Great Universal Stores PLC.......................................................      115,326
                                                                                                     -----------
                  TELECOMMUNICATIONS
         46,545   British
                    Telecommunications PLC.........................................................      325,846
         33,306   Securicor PLC....................................................................      151,256
                                                                                                     -----------
                                                                                                         477,102
                                                                                                     -----------
                  TRANSPORTATION
         22,401   British Airways PLC..............................................................      243,496
                                                                                                     -----------

                  TOTAL UNITED KINGDOM.............................................................    5,511,580
                                                                                                     -----------

                  UNITED STATES (27.1%)
                  AEROSPACE & DEFENSE
          4,590   General Motors Corp. (Class H)...................................................      277,408
          8,720   Watkins-Johnson Co...............................................................      303,020
                                                                                                     -----------
                                                                                                         580,428
                                                                                                     -----------
                  AIR TRANSPORT
          7,980   Continental Airlines, Inc. (Class B)*............................................      297,255
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE
          8,100   Chrysler Corp....................................................................  $   300,712
          6,960   Ford Motor Co....................................................................      284,490
                                                                                                     -----------
                                                                                                         585,202
                                                                                                     -----------
                  BANKING
         $  200 K Bankers Trust Co. - 144A** 8.09% due 12/01/26....................................      204,750
          2,230   Citicorp.........................................................................      302,722
          5,440   First Tennessee National Corp....................................................      282,880
          4,340   Washington Mutual, Inc...........................................................      299,460
                                                                                                     -----------
                                                                                                       1,089,812
                                                                                                     -----------
                  CHEMICALS
          6,320   Monsanto Co......................................................................      314,815
                                                                                                     -----------
                  COMPUTER SOFTWARE
          8,260   Gateway 2000, Inc.*..............................................................      315,429
          2,080   Microsoft Corp.*.................................................................      293,930
          5,280   Oracle Corp.*....................................................................      286,770
                                                                                                     -----------
                                                                                                         896,129
                                                                                                     -----------
                  COMPUTER SOFTWARE & SERVICES
          7,980   Seagate Technology, Inc.*........................................................      327,679
                                                                                                     -----------
                  COMPUTERS - SYSTEMS
          7,200   Sun Microsystems, Inc.*..........................................................      328,950
                                                                                                     -----------
                  CONGLOMERATES
          5,570   Litton Industries, Inc.*.........................................................      289,292
                                                                                                     -----------
                  DRUGS & HEALTHCARE
          3,430   American Home Products Corp......................................................      282,761
          4,180   Johnson & Johnson................................................................      260,466
                                                                                                     -----------
                                                                                                         543,227
                                                                                                     -----------
                  ELECTRICAL EQUIPMENT
          3,520   Honeywell, Inc...................................................................      262,900
                                                                                                     -----------
                  ELECTRONICS
          4,110   General Electric Co..............................................................      288,471
                                                                                                     -----------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
          3,720   Intel Corp.......................................................................      341,310
          6,440   Micron Technology, Inc...........................................................      313,547
                                                                                                     -----------
                                                                                                         654,857
                                                                                                     -----------
                  ENTERTAINMENT
          3,280   The Walt Disney Co...............................................................      265,065
                                                                                                     -----------
                  FINANCIAL
          6,100   Fannie Mae.......................................................................      288,606
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  FINANCIAL - MISCELLANEOUS
         $  100 K Central Fidelity Capital I - 144A** 6.75% due 04/15/27...........................  $   102,601
          3,750   Golden West Financial Corp.......................................................      315,469
                                                                                                     -----------
                                                                                                         418,070
                                                                                                     -----------
                  FINANCIAL SERVICES
         $  100 K Associates Corp. N.A. 6.375% due 08/15/99........................................      100,730
          4,220   Travelers Group, Inc.............................................................      303,576
                                                                                                     -----------
                                                                                                         404,306
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          4,110   General Mills, Inc...............................................................      284,104
          7,170   PepsiCo, Inc.....................................................................      274,701
                                                                                                     -----------
                                                                                                         558,805
                                                                                                     -----------
                  HEALTH EQUIPMENT & SERVICES
          6,850   Columbia/HCA Healthcare Corp.....................................................      220,912
                                                                                                     -----------
                  HEALTHCARE - DIVERSIFIED
         11,680   Humana, Inc.*....................................................................      284,700
                                                                                                     -----------
                  INSURANCE
          2,760   American International Group, Inc................................................      293,940
                                                                                                     -----------
                  MEDICAL PRODUCTS & SUPPLIES
          4,860   Baxter International Inc.........................................................      280,969
                                                                                                     -----------
                  OIL - INTERNATIONAL - INTEGRATED
          4,360   Exxon Corp.......................................................................      280,130
                                                                                                     -----------
                  OIL RELATED
          3,840   Mobil Corp.......................................................................      293,760
                                                                                                     -----------
                  PAPER PRODUCTS
          5,750   Bowater Inc......................................................................      301,156
          4,870   Champion International Corp......................................................      301,940
                                                                                                     -----------
                                                                                                         603,096
                                                                                                     -----------
                  RETAIL - MERCHANDISING
         21,800   Kmart Corp.*.....................................................................      258,875
                                                                                                     -----------
                  RETAIL - SPECIALTY
          8,220   Bed Bath & Beyond,
                    Inc.*..........................................................................      271,260
          5,910   Home Depot, Inc..................................................................      294,761
                                                                                                     -----------
                                                                                                         566,021
                                                                                                     -----------
                  STEEL
          4,650   Nucor Corp.......................................................................      288,591
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION EQUIPMENT
          3,950   Cisco Systems, Inc.*.............................................................  $   313,778
                                                                                                     -----------
                  TOBACCO
          6,220   Philip Morris Companies Inc......................................................      280,678
                                                                                                     -----------
                  U.S. GOVERNMENT OBLIGATIONS
        $ 1,300 K U.S. Treasury Bond
                    6.875% due 08/15/25............................................................    1,388,374
        $ 1,100 K U.S. Treasury Note
                    5.25% due 12/31/97.............................................................    1,099,153
        $ 1,000 K U.S. Treasury Note
                    5.625% due 11/30/00............................................................      994,490
         $  100 K U.S. Treasury Note
                    5.75% due 08/15/03.............................................................       99,095
         $  175 K U.S. Treasury Note
                    6.50% due 04/30/99.............................................................      177,333
         $  600 K U.S. Treasury Note
                    6.50% due 05/15/05.............................................................      617,682
        $ 1,000 K U.S. Treasury Note
                    6.625% due 06/30/01............................................................    1,026,340
         $  370 K U.S. Treasury Note
                    6.875% due 08/31/99............................................................      378,199
         $   75 K U.S. Treasury Note
                    7.50% due 11/15/01.............................................................       79,539
                                                                                                     -----------
                                                                                                       5,860,205
                                                                                                     -----------

                  TOTAL UNITED STATES..............................................................   18,219,524
                                                                                                     -----------

                  VENEZUELA (0.1%)
                  TELECOMMUNICATIONS
          1,000   Compania Anonima Nacional Telefonos de Venezuela (Class D) (ADR).................       43,625
                                                                                                     -----------

                  TOTAL COMMON AND PREFERRED STOCKS, BONDS AND WARRANTS
                  (IDENTIFIED COST $49,475,467)....................................................   56,891,134
                                                                                                     -----------

                  PURCHASED CALL OPTION ON FOREIGN CURRENCY (0.1%)
      DEM 9,000   JANUARY 16, 1998/
                    DEM 1.7890 (Identified Cost $20,655)...........................................       30,848
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  SHORT-TERM INVESTMENT (a) (13.8%)
                  U.S. GOVERNMENT AGENCY
         $9,300   Federal Home Loan Mortgage Corp. 5.75% due 08/01/97 (AMORTIZED COST
                    $9,300,000)....................................................................  $ 9,300,000
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $58,796,122) (B)..........................................................   98.5 %   66,221,982

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    1.5      1,018,829
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 67,240,811
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
RCP  Receipt shares.
 K   In thousands
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,492,605 and the aggregate gross unrealized depreciation is $2,066,745, resulting in net unrealized appreciation of $7,425,860.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
JULY 31, 1997:
CONTRACTS     IN
   TO      EXCHANGE   DELIVERY    UNREALIZED
 RECEIVE      FOR       DATE     APPRECIATION
----------------------------------------------
L 390,737   $638,777  08/01/97     $   1,836
 L 29,387   $ 47,798  08/01/97           382
                                      ------
    Unrealized appreciation....    $   2,218
                                      ------
                                      ------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
SUMMARY OF INVESTMENTS JULY 31, 1997 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS
------------------------------------------------------------------
Aerospace...............................  $    138,461      0.2%
Aerospace & Defense.....................       580,428      0.9
Air Transport...........................       297,255      0.4
Airlines................................       178,222      0.3
Auto Parts..............................       214,424      0.3
Auto Trucks & Parts.....................       128,941      0.2
Automotive..............................     1,467,032      2.2
Banking.................................     3,968,563      5.9
Banks...................................       402,134      0.6
Banks - Money Center....................         2,047      0.0
Beverages - Soft Drinks.................        30,175      0.0
Brewery.................................        38,676      0.1
Building & Construction.................       863,476      1.3
Building Materials......................       492,651      0.7
Business Services.......................       736,728      1.1
Chemicals...............................     2,231,094      3.3
Chemicals - Diversified.................       138,555      0.2
Computer Software.......................       896,129      1.3
Computer Software & Services............       327,679      0.5
Computers - Systems.....................       328,950      0.5
Conglomerates...........................     1,739,266      2.6
Currency Options........................        30,848      0.1
Drugs & Healthcare......................       543,227      0.8
Electric................................       368,751      0.5
Electrical Equipment....................     1,218,058      1.8
Electronic & Electrical Equipment.......     2,590,602      3.9
Electronics.............................       288,471      0.4
Electronics - Semiconductors............       177,420      0.3
Electronics - Semiconductors/
  Components............................       654,857      1.0
Energy..................................       696,792      1.0
Engineering & Construction..............       134,453      0.2
Entertainment...........................       265,065      0.4
Financial...............................       288,606      0.4
Financial - Miscellaneous...............       418,070      0.6
Financial Services......................     1,026,507      1.5
Food, Beverage, Tobacco & Household
  Products..............................       920,713      1.4
Foods & Beverages.......................       242,274      0.4
Government Obligations (Foreign)........     4,460,531      6.6
Government Obligations (U.S.)...........     5,860,205      8.7
Health Equipment & Services.............       220,912      0.3
Healthcare - Diversified................       284,700      0.4
Household Furnishings & Appliances......       176,400      0.3
Household Products......................       169,852      0.3
Insurance...............................     1,609,905      2.4

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS
------------------------------------------------------------------
International Trade.....................  $    342,838      0.5%
Investment Companies....................        70,035      0.1
Leisure.................................       263,818      0.4
Machinery...............................     1,614,843      2.4
Manufacturing...........................       527,310      0.8
Media Group.............................        30,687      0.0
Medical Products & Supplies.............       280,969      0.4
Metals & Mining.........................       301,167      0.5
Multi - Industry........................       323,180      0.5
Multi - Line Insurance..................       111,487      0.2
Natural Gas.............................        59,321      0.1
Oil & Gas...............................       165,599      0.2
Oil Integrated - International..........       771,523      1.1
Oil Related.............................       293,760      0.4
Paper...................................       108,896      0.2
Paper & Forest Products.................        73,830      0.1
Paper Products..........................       948,831      1.4
Pharmaceuticals.........................     1,415,791      2.1
Publishing..............................       531,055      0.8
Real Estate.............................     2,936,476      4.4
Record & Tape Distribution..............       165,577      0.3
Retail..................................     1,037,029      1.5
Retail - Merchandising..................       258,875      0.4
Retail - Specialty......................       566,021      0.8
Steel...................................       288,591      0.4
Steel & Iron............................       712,273      1.1
Telecommunication Equipment.............       496,529      0.7
Telecommunications......................     2,727,701      4.1
Textiles................................       193,606      0.3
Textiles - Apparel......................       212,249      0.3
Tire & Rubber Goods.....................       122,043      0.2
Tobacco.................................       280,678      0.4
Transportation..........................       243,496      0.4
U.S. Government Agency..................     9,300,000     13.8
Utilities - Electric....................       597,793      0.9
                                          ------------      ---
                                          $ 66,221,982     98.5%
                                          ------------      ---
                                          ------------      ---

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS
------------------------------------------------------------------
Common Stocks...........................  $ 45,832,857     68.2%
Corporate Bonds.........................       408,081      0.6
Foreign Currency Call Option............        30,848      0.1
Preferred Stocks........................       323,991      0.5
U.S. Government Agency .................     9,300,000     13.8
U.S. & Foreign Government Obligations...    10,320,736     15.3
Warrants................................         5,469    --
                                          ------------      ---
                                          $ 66,221,982     98.5%
                                          ------------      ---
                                          ------------      ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $58,796,122).............................  $66,221,982
Cash (including $458,033 in foreign currency)...............    1,096,053
Receivable for:
    Investments sold........................................      515,781
    Interest................................................      243,337
    Shares of beneficial interest sold......................      149,627
    Dividends...............................................       41,863
    Foreign withholding taxes reclaimed.....................       40,239
Deferred organizational expenses............................       91,039
Prepaid expenses and other assets...........................       75,109
                                                              -----------
     TOTAL ASSETS...........................................   68,475,030
                                                              -----------
LIABILITIES:
Payable for:
    Investments purchased...................................    1,048,204
    Investment management fee...............................       56,789
    Plan of distribution fee................................       50,076
    Shares of beneficial interest repurchased...............       13,047
Accrued expenses and other payables.........................       66,103
                                                              -----------
     TOTAL LIABILITIES......................................    1,234,219
                                                              -----------
     NET ASSETS.............................................  $67,240,811
                                                              -----------
                                                              -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................   55,610,358
Net unrealized appreciation.................................    7,433,715
Dividends in excess of net investment income................      (82,790)
Accumulated undistributed net realized gain.................    4,279,528
                                                              -----------
     NET ASSETS.............................................  $67,240,811
                                                              -----------
                                                              -----------
CLASS A SHARES:
Net Assets..................................................      $10,099
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          765
     NET ASSET VALUE PER SHARE..............................       $13.20
                                                              -----------
                                                              -----------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......       $13.93
                                                              -----------
                                                              -----------
CLASS B SHARES:
Net Assets..................................................  $67,202,806
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    5,089,320
     NET ASSET VALUE PER SHARE..............................       $13.20
                                                              -----------
                                                              -----------
CLASS C SHARES:
Net Assets..................................................      $17,806
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...        1,349
     NET ASSET VALUE PER SHARE..............................       $13.20
                                                              -----------
                                                              -----------
CLASS D SHARES:
Net Assets..................................................      $10,100
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          765
     NET ASSET VALUE PER SHARE..............................       $13.20
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 1997*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $54,493 foreign withholding tax)..........  $   505,930
Interest....................................................      437,083
                                                              -----------

     TOTAL INCOME...........................................      943,013
                                                              -----------

EXPENSES
Investment management fee...................................      321,778
Plan of distribution fee (Class B shares)...................      295,872
Shareholder reports and notices.............................       50,510
Professional fees...........................................       45,871
Transfer agent fees and expenses............................       35,424
Custodian fees..............................................       32,638
Registration fees...........................................       18,513
Organizational expenses.....................................       17,503
Trustees' fees and expenses.................................        5,826
Other.......................................................       11,268
                                                              -----------

     TOTAL EXPENSES.........................................      835,203
                                                              -----------

     NET INVESTMENT INCOME..................................      107,810
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments.............................................    4,405,905
    Foreign exchange transactions...........................      (67,152)
                                                              -----------

     NET GAIN...............................................    4,338,753
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................    2,758,344
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................        7,163
                                                              -----------

     NET APPRECIATION.......................................    2,765,507
                                                              -----------

     NET GAIN...............................................    7,104,260
                                                              -----------

NET INCREASE................................................  $ 7,212,070
                                                              -----------
                                                              -----------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JULY 31, 1997*     JANUARY 31,
                                                                (UNAUDITED)          1997
----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $      107,810    $      65,971
Net realized gain...........................................       4,338,753        1,876,766
Net change in unrealized appreciation.......................       2,765,507          584,125
                                                              ---------------   --------------

     NET INCREASE...........................................       7,212,070        2,526,862
                                                              ---------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class B shares..........................................        (148,714)        (554,313)
Net realized gain
    Class B shares..........................................        --             (2,041,599)
                                                              ---------------   --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................        (148,714)      (2,595,912)
                                                              ---------------   --------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (5,136,335)      21,111,669
                                                              ---------------   --------------

     NET INCREASE...........................................       1,927,021       21,042,619
                                                              ---------------   --------------

NET ASSETS:
Beginning of period.........................................      65,313,790       44,271,171
                                                              ---------------   --------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME
    OF $82,790 AND $41,886, RESPECTIVELY)...................  $   67,240,811    $  65,313,790
                                                              ---------------   --------------
                                                              ---------------   --------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Asset Allocation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term total return on its investments. The Fund seeks to achieve its objective through a managed investment policy utilizing a portfolio of U.S. and foreign equity, debt and money market securities. The Fund was organized as a Massachusetts business trust on October 18, 1994 and commenced operations on February 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined Dean Witter InterCapital Inc. (the "Investment Manager") or by TCW Funds Management, Inc. or Morgan Grenfell Investment Services, Ltd. (the "Sub-Advisers") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $177,000 of which approximately $144,000 have been reimbursed. The balance has been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under Sub-Advisory Agreements between the Sub-Advisers and the Investment Manager, the Sub-Advisers provide the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreements, the Investment Manager pays each Sub-Adviser monthly compensation equal to 30% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,831,755 at July 31, 1997.

In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 1997, it received contingent deferred sales charges from redemptions of the Fund's Class B shares of $102,789. The shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $30,102,518 and $43,929,281, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $7,590,507 and $6,750,012 respectively.

For the period May 31, 1997 through July 31, 1997, the Fund incurred brokerage commissions of $266 with Morgan Stanley Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At July 31, 1997, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley Inc., of $47,545.

For the six months ended July 31, 1997, the Fund incurred brokerage commissions of $14,940 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX
                                                           MONTHS ENDED
                                                           JULY 31, 1997                       FOR THE YEAR
                                                  -------------------------------                  ENDED
                                                                                             JANUARY 31, 1997
                                                            (UNAUDITED)                -----------------------------
                                                    SHARES             AMOUNT            SHARES            AMOUNT
                                                  -----------      --------------      -----------      ------------
CLASS A SHARES*
Sold.........................................             765      $       10,015          --                --
                                                  -----------      --------------      -----------      ------------
CLASS B SHARES
Sold.........................................         454,881           5,588,909        2,505,555      $ 30,094,772
Reinvestment of dividends and
 distributions...............................          10,418             134,288          199,063         2,368,262
Redeemed.....................................        (892,208)        (10,897,219)        (944,898)      (11,351,365)
                                                  -----------      --------------      -----------      ------------
Net increase (decrease) - Class B............        (426,909)         (5,174,022)       1,759,720        21,111,669
                                                  -----------      --------------      -----------      ------------
CLASS C SHARES*
Sold.........................................           1,349              17,657          --                --
                                                  -----------      --------------      -----------      ------------
CLASS D SHARES*
Sold.........................................             765              10,015          --                --
                                                  -----------      --------------      -----------      ------------
Net increase (decrease) in Fund..............        (424,030)     $   (5,136,335)       1,759,720      $ 21,111,669
                                                  -----------      --------------      -----------      ------------
                                                  -----------      --------------      -----------      ------------

---------------------
 *   For the period July 28, 1997 (issue date) through July 31, 1997.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $56,000 during fiscal 1997.

As of January 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1997, the Fund had outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE
                                                                PERIOD
                               FOR THE SIX       FOR THE       FEBRUARY
                               MONTHS ENDED       YEAR         28, 1995*
                                 JULY 31,         ENDED         THROUGH
                                  1997**       JANUARY 31,    JANUARY 31,
                               (UNAUDITED)        1997           1996
-------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
period........................ $   11.84       $  11.79       $  10.00
                                  ------       -----------    -----------

Net investment income
(loss)........................      0.02          (0.01)          0.17
Net realized and unrealized
gain..........................      1.37           0.55           2.20
                                  ------       -----------    -----------

Total from investment
operations....................      1.39           0.54           2.37
                                  ------       -----------    -----------

Less dividends and
distributions:
  Net investment income.......     (0.03)         (0.11)         (0.34)
  Net realized gain...........    --              (0.38)         (0.24)
                                  ------       -----------    -----------
Total dividends and
distributions.................     (0.03)         (0.49)         (0.58)
                                  ------       -----------    -----------
Net asset value, end of
period........................ $   13.20       $  11.84       $  11.79
                                  ------       -----------    -----------
                                  ------       -----------    -----------

TOTAL INVESTMENT RETURN+......     11.74%(1)       4.58%         23.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................      2.60%(2)       2.53%          1.14%(2)(3)

Net investment income.........      0.34%(2)       0.11%          1.71%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
thousands.....................   $67,203        $65,314        $44,271

Portfolio turnover rate.......        49%(1)         63%            71%(1)

Average commission rate
paid..........................   $0.0132        $0.0013          --

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Investment Manager had not reimbursed all expenses, the above annualized expense and net investment loss ratios would have been 2.87% and (0.02)%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         JULY 31, 1997
----------------------------------------------------------------------------------------

CLASS A SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 13.09
                                                                             ------

Net realized and unrealized gain......................................         0.11
                                                                             ------
Net asset value, end of period........................................      $ 13.20
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         0.84%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.94%(2)

Net investment income.................................................         1.88%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $    10

Portfolio turnover rate...............................................           49%(1)

Average commission rate paid..........................................      $0.0132

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 13.09
                                                                             ------

Net realized and unrealized gain......................................         0.11
                                                                             ------
Net asset value, end of period........................................      $ 13.20
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         0.84%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.68%(2)

Net investment income.................................................         1.13%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $    18

Portfolio turnover rate...............................................           49%(1)

Average commission rate paid..........................................      $0.0132

---------------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         JULY 31, 1997
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 13.09
                                                                             ------

Net realized and unrealized gain......................................         0.11
                                                                             ------
Net asset value, end of period........................................      $ 13.20
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         0.84%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.68%(2)

Net investment income.................................................         2.13%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           10

Portfolio turnover rate...............................................           49%(1)

Average commission rate paid..........................................      $0.0132

---------------------
 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048





The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
GLOBAL ASSET
ALLOCATION FUND

[GRAPHIC]


SEMIANNUAL REPORT
JULY 31, 1997